Prepaid Expenses and Other Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Receivables, Net [Abstract]
Schedule of Prepaid Expenses and Other Receivables, Net	Prepaid expenses and other receivables, net consist of the following:
	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Prepayment to vendors	142,788	358,642	45,827
Deferred offering costs	4,034,754	8,033,290	1,026,500
Receivable from disposal of property and equipment and termination of lease agreement (note a)	58,463,356	58,763,356	7,508,830
Loan receivables from Hi Speed (note b)	8,000,000	7,741,863	989,262
Loan receivables from Winner Logistics Solution Limited (“WSL”) (note c)	—	800,000	102,224
Accrued interest receivable (note b)	441,863	—	—
Total before allowance for expected credit losses	71,082,761	75,697,151	9,672,643
Allowance for expected credit losses	—	—	—
Total	71,082,761	75,697,151	9,672,643
Less: non-current portion	655,916	—	—
Current portion	70,426,845	75,697,151	9,672,643

(a)	The balances represented the outstanding receivable in relation of the disposal of the cold storage equipment to Hi Speed Group and the termination of lease agreements. On September 22, 2023, a deed of addendum was entered of which the repayment schedule for the balance was adjusted to be settled by later period. On March 28, 2024, a deed of share pledge was entered of which the major shareholder of Hi Speed pledged his owned ordinary shares of Hi Speed as a collateral in favor of the Company in such a way that, in the event of default of payment by Hi Speed, the Company may exercise its right to seize the said ordinary shares that commensurate the aggregate outstanding amounts here and the loan receivables from Hi Speed.
(b)	The balance represented a loan to Hi Speed from October 26, 2022 to February 15, 2023, bearing interest of 1.5% per month. The loan period was then extended to March 28, 2024 and bearing no interest. The accrued interest receivable was fully settled during the year ended March 31, 2024. The deed of share pledge in note (a) also applied to the loan receivable from Hi Speed.
(c)	The balance represented a loan to WSL, which is a third party, from February 7, 2024 to April 7, 2024, bearing interest of 2.5% per month. The balance was fully settled in April 2024.